Investment Securities (Tables)	6 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Amortized Costs Gross Unrealized Gain Loss and Estimated Fair Values
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2022 and September 30, 2022:

At March 31, 2022:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥34,383,131	¥77,144	¥132,511	¥34,327,764
Japanese prefectural and municipal bonds	4,154,459	6,672	14,987	4,146,144
Foreign government and official institution bonds	2,671,797	8,586	49,040	2,631,343
Corporate bonds	1,081,620	9,601	1,073	1,090,148
Residential mortgage-backed securities	900,799	256	648	900,407
Asset-backed securities	1,547,098	41,544	222	1,588,420
Other debt securities	104,869	2,243	3,533	103,579
Commercial paper	1,010,607	49	19	1,010,637
Total	¥45,854,380	¥146,095	¥202,033	¥45,798,442
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,808,312	¥13,691	¥3,633	¥1,818,370
Japanese prefectural and municipal bonds	175,072	4	1,116	173,960
Residential mortgage-backed securities	234,652	49	8,778	225,923
Asset-backed securities	2,377,073	12,352	1,373	2,388,052
Total	¥4,595,109	¥26,096	¥14,900	¥4,606,305

At September 30, 2022:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥32,116,268	¥30,516	¥164,016	¥31,982,768
Japanese prefectural and municipal bonds	3,958,306	3,316	24,732	3,936,890
Foreign government and official institution bonds	3,192,143	1,809	164,674	3,029,278
Corporate bonds	1,048,053	8,820	2,840	1,054,033
Residential mortgage-backed securities	978,426	466	512	978,380
Asset-backed securities	1,773,902	123,378	526	1,896,754
Other debt securities	277,638	2,464	7,763	272,339
Commercial paper	91,003	2	1	91,004
Total	¥43,435,739	¥170,771	¥365,064	¥43,241,446
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥7,362,800	¥12,002	¥18,138	¥7,356,664
Japanese prefectural and municipal bonds	569,921	—	3,227	566,694
Residential mortgage-backed securities	3,223,324	638	179,931	3,044,031
Asset-backed securities	2,691,055	749	28,872	2,662,932
Total	¥13,847,100	¥13,389	¥230,168	¥13,630,321

Amortized Cost and Fair Value by Contractual Maturity	Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥2,914	¥2,913	¥23,495,982
Due from one year to five years	4,301,835	4,309,074	11,570,005
Due from five years to ten years	5,305,014	5,274,804	4,409,181
Due after ten years	4,237,337	4,043,530	3,766,278
Total	¥13,847,100	¥13,630,321	¥43,241,446

Investments by Length and Category in Continuous Loss Position
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2022 and September 30, 2022 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2022:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,998,960	¥126,516	¥353,932	¥5,995	¥23,352,892	¥132,511	486
Japanese prefectural and municipal bonds	2,430,603	14,864	31,139	123	2,461,742	14,987	926
Foreign government and official institution bonds	1,376,267	31,470	167,446	17,570	1,543,713	49,040	87
Corporate bonds	427,739	925	94,364	148	522,103	1,073	173
Residential mortgage-backed securities	178,857	58	391,265	590	570,122	648	12
Asset-backed securities	115,695	222	—	—	115,695	222	12
Other debt securities	44,128	3,526	1,089	7	45,217	3,533	4
Commercial paper	367,043	19	—	—	367,043	19	30
Total	¥27,939,292	¥177,600	¥1,039,235	¥24,433	¥28,978,527	¥202,033	1,730

	Less than 12 months		12 months or more		Total
At September 30, 2022:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,347,744	¥91,378	¥1,024,602	¥72,638	¥13,372,346	¥164,016	481
Japanese prefectural and municipal bonds	2,812,129	23,102	81,348	1,630	2,893,477	24,732	1,015
Foreign government and official institution bonds	2,132,089	114,875	310,779	49,799	2,442,868	164,674	127
Corporate bonds	468,706	2,569	103,289	271	571,995	2,840	229
Residential mortgage-backed securities	42,503	1	546,372	511	588,875	512	13
Asset-backed securities	162,398	526	—	—	162,398	526	12
Other debt securities	136,238	541	44,974	7,222	181,212	7,763	46
Commercial paper	35,001	1	—	—	35,001	1	3
Total	¥18,136,808	¥232,993	¥2,111,364	¥132,071	¥20,248,172	¥365,064	1,926

Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at September 30, 2021 and 2022.

	Six months ended September 30,
	2021	2022
	(in millions)
Net gains (losses) recognized during the period(1)	¥289,949	¥(203,007)
Less:
Net losses recognized during the period on equity securities sold during the period	(1,913)	(214)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥291,862	¥(202,793)

Note:	(1)Included in Investment securities gains (losses)—net.

Carrying Value of Nonmarketable Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2022 and September 30, 2022.

	March 31, 2022	September 30, 2022
	(in millions)
Measurement alternative balance	¥310,570	¥335,976

Related Adjustments for Nonmarketable Equity Securities
The related adjustments for these securities during the six months ended September 30, 2021 and 2022 were as follows:

	Six months ended September 30,
	2021	2022
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(2,834)	¥(5,155)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥—	¥(440)
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥1,075	¥5,090

Notes:	(1)Included in Investment securities gains (losses)—net.

(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.

(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.

(4)The cumulative impairment losses at March 31, 2022 and September 30, 2022 were ¥12,354 million and ¥17,383 million, respectively.
(5)The cumulative downward changes for observable prices at March 31, 2022 and September 30, 2022 were ¥954 million and ¥1,393 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2022 and September 30, 2022 were ¥54,223 million and ¥59,160 million, respectively.